LOANS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Loans Payable [Abstract]
Schedule of loans payable

Description	Interest Rate	Maturity	September 30, 2020	December 31, 2019

Stanislav Minaychenko	4.0%	September 16, 2020	14,390	23,930
Maxim Pukhoskiy	4.0%	June 16, 2020	7,963	17,683
Dieter Busenhart	10.0%	January 17, 2021	1,050	-
Alexander Motorin	4.0%	December 23, 2020	-	20,018
Total loans payable			$23,403	$61,631

Description	Interest Rate	Maturity	December 31, 2019	December 31, 2018

Stanislav Minaychenko	4.0%	June 16, 2020	23,930	-
Maxim Pukhovskiy	4.0%	June 16, 2020	17,683	-
Wakatec OU	4.0%	December 21, 2020	-	-
Alexander Motorin	4.0%	December 23,2020	20,018	-
Andrey Novikov	8.0%	December 9, 2020	-	-
Victoria Akhmetova	15%	January 11, 2020	-	56,044
Boba Management Corporation	10%	December 26, 2020	-	-
	10%	February 22, 2020	-	-
	10%	March 1, 2020	-	-
	10%	March 26, 2020	-	-
	-	April 12, 2020	-	-
	-	May 7, 2020	-	-
	-	May 13,2020	-	-
	-	May 20, 2020	-	-
	-	May 23, 2020	-	-
Global Business Partnership AG	10%	January 14, 2020	-	-
Total loans payable			$61,631	$56,044